Provisions	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Provisions	Provisions
Provisions consist of asset retirement obligations.
The Company recognizes provisions for asset retirement obligations to settle future obligations for dismantling, removing and restoring the leased buildings to return them to the state they were initially received according to the lease contracts. The probable amount to be paid in the future is estimated and recognized based on prior experience. The provisions have been calculated using the risk-free rate in Japan at the commencement of the leases. These expenses are expected to be paid in the future and might be affected by future business plans of the Company. The changes in provisions are as follows:

	As of March 31,
(Unit： In millions)	2025	2026
Beginning balance	¥120	¥340
Provisions made during the year	339	—
Provisions used during the year	(120)	—
Unwind of discount	1	2
Ending balance	340	342
Current portion	—	—
Non-current portion	340	342
Total	¥340	¥342